INTELLECTUAL PROPERTY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SCHEDULE OF CONSIDERATION FOR ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES
ALTANINE, INC. [Member]
SCHEDULE OF CONSIDERATION FOR ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES

The following table shows the allocation of the total consideration to the acquired identifiable assets and liabilities:

Identifiable assets and liabilities	April 1, 2024
Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expenses	(137,711)

Total consideration	$9,903,880

The following table shows the allocation of the consideration for the acquired identifiable assets and liabilities:

Intellectual Property - Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expense assumed	(137,711)
Consideration, net	$9,903,880

SCHEDULE OF COST AND AMORTIZED AN A STRAIGHT-LINE BASIS OVER THEIR ESTIMATED USEFUL LIVES

	Useful life	September 30, 2025	December 31, 2024

Intellectual Property, gross	17 years	10,091,671	10,091,671
Less: Accumulated depreciation		(890,442)	(445,221)

Intellectual property, net		$9,201,229	$9,646,450

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

Future amortization expense is expected to be as follows:

Years Ended December 31,	Amount

2025 (remainder)	$148,413
2026	593,628
2027	593,628
2028	593,628
2029	593,628
Thereafter	6,678,304
Total	$9,201,229